Exhibit 99.1

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Distribution Date - 08/23/2007

Collection Period - July 2007

1. Restricted Cash Account Activity	N/A	06/30/07	07/31/07

A. Collection Account Activity

Beginning Collection Account Balance 06/30/2007		$-	$5,392,372
Collection period payment activity
Principal Payments		5,068,426	4,363,492
Principal Claim Payments		51,716	553,886
Interest Payments		2,068,105	2,242,300
Interest Claim Payments		995	11,157
Fees		6,245	6,973
Repurchased principal and interest		-	-
Subtotal		7,195,486	7,177,809
Prior Period Collections Deposited by the Servicer in the Current Period		-	475,116
Current Period Collections Deposited by the Servicer in the Subsequent Period		(475,116)	(683,244)
Total Cash Remitted by the Servicers During the Current collection Period		6,720,371	6,969,680
Other Deposits
Special Allowance Payments		-	1,474,866
Subsidy Payments		-	413,622
Interest Earnings on Trust Accounts		-	769,328
Total Deposits		6,720,371	9,627,497
Amounts transferred from other Trust Funds		-	-
Subtotal		6,720,371	15,019,869
Total Distributions (Prior Period)		(1,327,999)	(5,392,372)
Collection Account Balance at the end of the Collection Period 07/31/2007		$5,392,372	$9,627,497

B. Distributions from the Collection Account

Distribution Date	06/25/07	07/25/07	08/27/07

To the U.S. Department of Education	$-	$817,399	$817,843
To Servicers, Trustee, Delaware Trustee, Administration Fees	-	-	-
To Pay Future Trustee, Administration, and Interest Distributions	1,327,998.62	4,574,973	5,477,249
To Pay Interest on Class A Notes	-	-	-
To Pay Principal on Class A Notes	-	-	-
To Pay Interest on Class B Notes	-	-	-
To Pay Principal on Class B Notes	-	-	-
To Pay Interest on Class C Notes	-	-	-
To Pay Principal on Class C Notes	-	-	-
For Redemption of Notes	-	-	-
To Pay Carry-Over Interest Amounts on Notes	-	-	-
To Swap Counterparties	-	-	-
To the Reserve Account	-	-	-
To the Acquisition Account	-	-	-
To the Remarketing Fee Fund	-	-	-
To the Supplemental Interest Fund	-	-	-
To the Surplus Fund/Issuer	-	-	-
Total Collection Account Distributions	$1,327,999	$5,392,372	$6,295,092

C. Payments from the Trust Estate

Total Restricted Cash at the beginning of the collection period	$-	$218,008,721	$221,243,491
Total Deposits	218,008,721	6,720,371	9,627,497
Note Retirements	-	-	-
Payments	-	-	-
Class A ARN Notes	-	-	-
Class B ARN Notes	-	(140,438)	(189,000)
Class C ARN Notes	-	-	-
Class A FRN Notes	-	-	-
Class B FRN Notes	-	-	-
Class C FRN Notes	-	-	-
Consolidation Rebate	-	-	(817,399)
Broker Dealer	-	(3,938)	(5,250)
Auction Agent	-	-	-
Servicing	-	-	-
Administrative	-	-	-
Trustee	-	-	-
Amounts released to Issuer	-	-	-
Miscellaneous	-	(3,341,225)	(3,663,606)
Total Payments	-	(3,485,600)	(4,675,255)
Total Restricted Cash Account Balance at the end of the Collection Period	$218,008,721	$221,243,491	$226,195,733

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/07

Collection Period - July 2007

1. Restricted Cash Account Activity (Continued)	N/A	06/30/07	07/31/07

D. Collection Account Activity

Available Collection Account Balance on 08/22/2007			$9,627,497
To the U.S. Department of Education			-
To the Future Distribution Fund for Trustee Payments			-
To Future Distribution Fund for Class A Interest Payments			-
To Future Distribution Fund for Class B Interest Payments			-
Ending Available Collection Account Balance on 08/22/2007			$9,627,497

E. Future Distribution Fund Activity

Beginning Future Distribution Fund 08/22/2007			$13,603,726

From the Collection Account			-
From the Capitalized Interest Account			-
To the Trustee			(5,250)
To the Class A Noteholders for Interest			-
To the Class B Noteholders for Interest			(188,300)
Ending Future Distribution fund Balance 08/23/2007			$13,410,176

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/2007

Collection Period - July 2007

2. Notes Balances	Original Balance	Beginning Balance	Interest Paid	Principal Paid	Ending Balance	Current Factor
Senior FRN:
A-1	$237,000,000	$237,000,000	$-	$-	$237,000,000	1.0000
A-2	155,000,000	155,000,000	-	-	155,000,000	1.0000
A-3	279,000,000	279,000,000	-	-	279,000,000	1.0000
A-4	331,000,000	331,000,000	-	-	331,000,000	1.0000
A-5	118,000,000	118,000,000	-	-	118,000,000	1.0000
Subtotal	1,120,000,000	1,120,000,000	-	-	1,120,000,000	1.0000
Subordinate ARN:
B-1	45,000,000	45,000,000	(189,000)	-	45,000,000	1.0000
Subtotal	45,000,000	45,000,000	(189,000)	-	45,000,000	1.0000
Subordinate FRN:
C-1	35,000,000	35,000,000	-	-	35,000,000	1.0000
Subtotal	35,000,000	35,000,000	-	-	35,000,000	1.0000
Total	$1,200,000,000	$1,200,000,000	$(189,000)	$-	$1,200,000,000	1.0000

3. Portfolio Overview	N/A	6/7/07 Closing	Change	06/30/07	Change	07/31/07
Beginning Balance		$-	$924,346,105	$924,346,105	$(786,659)	$923,559,446
Loans Purchased		924,346,105	(920,891,619)	3,454,485	209,121	3,663,606
Loans Repurchased		-	-	-	-	-
Loans Sold		-	-	-	-	-
Loans Repaid		-	(5,068,426)	(5,068,426)	704,934	(4,363,492)
Claims Paid		-	(51,716)	(51,716)	(502,170)	(553,886)
Capitalized Interest		-	875,627	875,627	172,839	1,048,466
Servicer Adjustments		-	3,371	3,371	2,174	5,545
Ending Balance		$924,346,105	$(786,659)	$923,559,446	$(199,762)	$923,359,684
Accrued Interest		$9,980,187	$630,187	$10,610,374	$707,632	$11,318,007
SAP Receivable		-	1,468,457	1,468,457	317,850	1,786,307
Servicer Payments Due		-	475,116	475,116	208,129	683,244
Trust Cash Accounts		218,008,721	3,234,771	221,243,491	4,952,242	226,195,733
Total Assets		$1,152,335,013	$5,021,872	$1,157,356,885	$5,986,091	$1,163,342,976
Senior Notes		$1,120,000,000	$-	$1,120,000,000	$-	$1,120,000,000
Subordinate Notes		80,000,000	-	80,000,000	-	80,000,000
Accrued Liabilities		-	4,265,347	4,265,347	6,462,051	10,727,399
Total Liabilities		$1,200,000,000	$4,265,347	$1,204,265,347	$6,462,051	$1,210,727,399
Selected Statistics:
Asset Coverage (a)		96.03%	0.06%	96.09%	-0.04%	96.05%
Asset Coverage (aaa)		102.89%	0.07%	102.95%	-0.04%	102.91%
Subordinate %		6.67%	0.00%	6.67%	0.00%	6.67%
WA Coupon		5.66%	0.00%	5.66%	0.00%	5.66%
Daily Avg 1 Mon Libor		5.32%	0.00%	5.32%	0.00%	5.32%
Avg 3 Mon Libor		5.36%	0.00%	5.36%	0.00%	5.36%
Average Balance		$38,866	-	$38,866	152	$39,018
WA Rem. Mo.		289	4	292	(0)	292.1
Number of Loans		23,783	(66)	23,717	(52)	23,665
Estimated % CPR		0.00%	3.60%	3.60%	-0.50%	3.09%

4. Trust Cash Accounts	N/A	6/7/07 Closing	Change	06/30/07	Change	07/31/07
Collection acct.		$-	$5,392,372	$5,392,372	$4,235,125	$9,627,497
Reserve acct.		2,761,717	-	2,761,717	-	2,761,717
Prefunding acct.		140,360,612	-	140,360,612	-	140,360,612
Add-on Consol acct.		29,886,391	(3,341,225)	26,545,166	(3,663,606)	22,881,560
Capitalized Int. acct.		45,000,000	-	45,000,000	(8,039,378)	36,960,622
Future Distribution Fund		-	1,183,624	1,183,624	12,420,102	13,603,726
Total		$218,008,721	$3,234,771	$221,243,491	$4,952,242	$226,195,733

5. Accrued Liabilities	N/A	6/7/07 Closing	Change	06/30/07	Change	07/31/07
Accrued Liabilities
Interest Payable		$-	$4,226,424	$4,226,424	$5,453,074	$9,679,498
Admin Fee Payable		-	38,924	38,924	1,008,977	1,047,901
Total		$-	$4,265,347	$4,265,347	$6,462,051	$10,727,399

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/07

Collection Period - July 2007

6. Claims in process	N/A	6/7/07 Closing	Change	06/30/07	Change	07/31/07

Beginning Balance		$-	$-	$-	$1,417,448	$1,417,448
Net Claims Filed		-	1,469,164	1,469,164	(193,332)	1,275,832
Net Settlements		-	(51,716)	(51,716)	(502,170)	(553,886)
Administrative		-	-	-	-	-
Net Rejects		-	-	-	-	-

Total		$-	$1,417,448	$1,417,448	$721,946	$2,139,394

7. Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
4-Year	0.00%	$-	0.00%	-	0.00%	$-
2-Year	0.00%	-	0.00%	-	0.00%	-
Proprietary	0.00%	-	0.00%	-	0.00%	-
Graduate	0.00%	-	0.00%	-	0.00%	-
Other/Unknown	5.66%	923,359,684	100.00%	23,665	100.00%	39,018

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

8. Loans by Status ($)	N/A	Distribution	06/30/07	Distribution	07/31/07	Distribution
In Repayment, days DQ
0-30			$529,133,298	57.29%	$521,529,041	56.48%
31-60			31,917,002	3.46%	32,401,354	3.51%
61-90			14,956,521	1.62%	14,429,641	1.56%
91-120			9,105,655	0.99%	7,853,780	0.85%
121-150			5,939,143	0.64%	6,791,255	0.74%
151-180			4,514,181	0.49%	4,882,220	0.53%
181-210			4,108,206	0.44%	3,506,937	0.38%
211-240			3,466,461	0.38%	2,081,849	0.23%
241-270			2,248,552	0.24%	3,163,012	0.34%
270+			2,031,364	0.22%	2,769,108	0.30%
Total repayment			$607,420,383	65.77%	$599,408,199	64.92%
In School			-	0.00%	-	0.00%
Grace			-	0.00%	-	0.00%
Deferment			202,752,339	21.95%	210,179,194	22.76%
Forbearance			111,969,276	12.12%	111,632,898	12.09%
Claims in Process			1,417,448	0.15%	2,139,394	0.23%
Administrative			-	0.00%	-	0.00%
Net Rejects			-	0.00%	-	0.00%
Total			$923,559,446	100.00%	$923,359,684	100.00%

9. Loans by Status (#)	N/A	Distribution	06/30/07	Distribution	07/31/07	Distribution
In Repayment, days DQ
0-30			14,670	61.85%	14,406	60.87%
31-60			872	3.68%	857	3.62%
61-90			421	1.78%	405	1.71%
91-120			267	1.13%	244	1.03%
121-150			181	0.76%	197	0.83%
151-180			140	0.59%	147	0.62%
181-210			96	0.40%	110	0.46%
211-240			91	0.38%	55	0.23%
241-270			54	0.23%	80	0.34%
270+			47	0.20%	66	0.28%
Total repayment			16,839	71.00%	16,567	70.01%
In School			-	0.00%	-	0.00%
Grace			-	0.00%	-	0.00%
Deferment			4,413	18.61%	4,579	19.35%
Forbearance			2,430	10.25%	2,466	10.42%
Claims in Process			35	0.15%	53	0.22%
Administrative			-	0.00%	-	0.00%
Net Rejects			-	0.00%	-	0.00%
Total			23,717	100.00%	23,665	100.00%

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/07

Collection Period - July 2007

10. Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current month)
ASA	5.63%	$32,596,490	3.53%	617	2.61%	$52,831
Great Lakes	5.66%	890,144,507	96.40%	23,030	97.32%	38,652
ECMC	5.39%	618,687	0.07%	18	0.08%	34,371

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

11. Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current month)
ACS	5.62%	$33,215,177	3.60%	635	2.68%	99.00%
Great Lakes	5.66%	890,144,507	96.40%	23,030	97.32%	99.00%

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	99.00%

12. Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
Subsidized Stafford	0.00%	$-	0.00%	-	0.00%	$-
Unsubsidized Stafford	0.00%	-	0.00%	-	0.00%	-
PLUS	0.00%	-	0.00%	-	0.00%	-
Consolidation	5.66%	923,359,684	100.00%	23,665	100.00%	39,018
Non-FFELP	0.00%	-	0.00%	-	0.00%	-

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

13. Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
<4%	3.47%	$108,189,046	11.72%	2,483	10.49%	$43,572
4-5%	4.52%	229,653,810	24.87%	5,379	22.73%	42,695
5-6%	5.41%	194,843,371	21.10%	4,663	19.70%	41,785
6-7%	6.47%	176,633,480	19.13%	4,776	20.18%	36,984
7-8%	7.32%	151,539,085	16.41%	4,611	19.48%	32,865
8+%	8.13%	62,500,893	6.77%	1,753	7.41%	35,654

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

14. Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior month )
0-60	$57,654	0.01%	5	0.02%	$11,531	$11,946
61-120	1,206,671	0.13%	171	0.72%	7,057	6,889
121-180	38,095,801	4.13%	2,607	11.02%	14,613	14,596
181-240	259,416,582	28.09%	9,695	40.97%	26,758	26,679
241-300	220,802,225	23.91%	5,804	24.53%	38,043	37,704
301-360	265,248,874	28.73%	3,826	16.17%	69,328	68,814
361+	138,531,878	15.00%	1,557	6.58%	88,974	88,875

Total	$923,359,684	100.00%	23,665	100.00%	$39,018	$38,866

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/2007

Collection Period - July 2007

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Date	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance

$9,999.99 or less	6.66%	4,554,893	0.49%	669	2.83%	$6,809
$10,000—$14,999	6.62%	12,889,322	1.40%	1,022	4.32%	12,612
$15,000—$19,999	5.94%	39,065,134	4.23%	2,201	9.30%	17,749
$20,000—$24,999	5.92%	96,330,522	10.43%	4,286	18.11%	22,476
$25,000—$29,999	5.85%	85,390,814	9.25%	3,125	13.21%	27,325
$30,000—$39,999	5.69%	150,343,341	16.28%	4,341	18.34%	34,633
$40,000—$49,999	5.58%	119,343,295	12.92%	2,672	11.29%	44,664
$50,000—$59,999	5.50%	92,199,651	9.99%	1,691	7.15%	54,524
$60,000—$69,999	5.44%	81,679,441	8.85%	1,264	5.34%	64,620
$70,000—$79,999	5.46%	55,650,244	6.03%	745	3.15%	74,698
$80,000—$89,999	5.51%	40,183,649	4.35%	474	2.00%	84,776
$90,000—$99,999	5.56%	29,131,297	3.15%	308	1.30%	94,582
$100,000—$124,999	5.54%	50,155,654	5.43%	453	1.91%	110,719
$125,000—$149,999	5.53%	26,803,927	2.90%	198	0.84%	135,373
$150,000 or greater	5.61%	39,638,499	4.29%	216	0.91%	183,512

Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.71%	$1,816,387	0.20%	59.00	0.25%	$30,786
AL	5.58%	14,782,586	1.60%	351.00	1.48%	42,116
AR	5.74%	6,564,617	0.71%	169.00	0.71%	38,844
AZ	5.72%	16,906,141	1.83%	441.00	1.86%	38,336
CA	5.66%	92,010,859	9.96%	2,315.00	9.78%	39,746
CO	5.76%	18,960,404	2.05%	487.00	2.06%	38,933
CT	5.77%	9,781,667	1.06%	270.00	1.14%	36,228
DC	5.18%	4,302,112	0.47%	89.00	0.38%	48,338
DE	5.57%	2,582,373	0.28%	71.00	0.30%	36,371
FL	5.77%	47,012,289	5.09%	1,173.00	4.96%	40,079
GA	5.58%	35,869,261	3.88%	844.00	3.57%	42,499
HI	5.78%	4,226,489	0.46%	112.00	0.47%	37,737
IA	5.49%	11,203,470	1.21%	321.00	1.36%	34,902
ID	5.54%	5,844,683	0.63%	153.00	0.65%	38,201
IL	5.63%	42,396,688	4.59%	1,049.00	4.43%	40,416
IN	5.92%	15,418,468	1.67%	410.00	1.73%	37,606
KS	5.54%	10,420,239	1.13%	260.00	1.10%	40,078
KY	5.66%	9,411,687	1.02%	253.00	1.07%	37,200
LA	6.02%	11,968,900	1.30%	317.00	1.34%	37,757
MA	5.68%	20,432,142	2.21%	518.00	2.19%	39,444
MD	5.70%	22,777,361	2.47%	528.00	2.23%	43,139
ME	5.67%	3,580,905	0.39%	99.00	0.42%	36,171
MI	5.56%	36,317,110	3.93%	879.00	3.71%	41,316
MN	5.58%	18,911,547	2.05%	567.00	2.40%	33,354
MO	5.58%	18,214,887	1.97%	444.00	1.88%	41,025
MS	5.75%	8,941,716	0.97%	239.00	1.01%	37,413
MT	5.64%	2,563,797	0.28%	71.00	0.30%	36,110
NC	5.79%	25,601,209	2.77%	670.00	2.83%	38,211
ND	5.75%	2,903,547	0.31%	98.00	0.41%	29,628
NE	5.68%	4,486,266	0.49%	120.00	0.51%	37,386
NH	5.68%	3,652,024	0.40%	101.00	0.43%	36,159
NJ	5.67%	29,220,540	3.16%	737.00	3.11%	39,648
NM	5.88%	4,681,457	0.51%	132.00	0.56%	35,466
NV	5.60%	5,911,396	0.64%	157.00	0.66%	37,652
NY	5.55%	78,970,010	8.55%	1,999.00	8.45%	39,505
OH	5.69%	44,426,471	4.81%	1,146.00	4.84%	38,767
OK	5.77%	8,926,853	0.97%	230.00	0.97%	38,812
OR	5.29%	14,143,666	1.53%	362.00	1.53%	39,071
PA	5.64%	38,980,056	4.22%	1,029.00	4.35%	37,881
RI	5.72%	3,179,713	0.34%	78.00	0.33%	40,766
SC	5.82%	15,180,659	1.64%	411.00	1.74%	36,936
SD	5.44%	3,852,821	0.42%	112.00	0.47%	34,400
TN	5.78%	14,339,414	1.55%	366.00	1.55%	39,179
TX	5.76%	50,861,158	5.51%	1,354.00	5.72%	37,564
UT	5.52%	4,354,170	0.47%	124.00	0.52%	35,114
VA	5.66%	23,745,962	2.57%	595.00	2.51%	39,909
VT	5.67%	2,307,248	0.25%	44.00	0.19%	52,437
WA	5.57%	21,203,497	2.30%	547.00	2.31%	38,763
WI	5.61%	15,404,394	1.67%	437.00	1.85%	35,250
WV	5.52%	5,245,271	0.57%	143.00	0.60%	36,680
WY	5.61%	1,448,779	0.16%	40.00	0.17%	36,219
Other	5.50%	7,114,312	0.77%	144.00	0.61%	49,405
Total	5.66%	$923,359,684	100.00%	23,665	100.00%	$39,018

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 08/23/07

Collection Period - July 2007

WA Remaining Term by Status		Deferment	Forbearance	Repayment		Remaining Term
Deferment		12	-	307		319
Forbearance		-	4	303		309
Repayment		-	-	280		281

Total		3	0	289		292

Note Interest Rates	N/A	6/7/07	06/28/07	07/26/07	8/22/07	Ending Balance
Senior FRN:
A-1		5.39%	5.39%	5.39%	5.39%	$237,000,000
A-2		5.43%	5.43%	5.43%	5.43%	155,000,000
A-3		5.46%	5.46%	5.46%	5.46%	279,000,000
A-4		5.49%	5.49%	5.49%	5.49%	331,000,000
A-5		5.53%	5.53%	5.53%	5.53%	118,000,000

Subtotal						$1,120,000,000
Subordinate ARN:
B		5.35%	5.40%	5.38%	6.30%	45,000,000
Subtotal						45,000,000
Subordinate FRN:
C		5.77%	5.77%	5.77%	5.77%	35,000,000
Subtotal						35,000,000

Total						$1,200,000,000